SHARE CAPITAL DISCLOSURE	12 Months Ended
Jan. 31, 2025
Notes
SHARE CAPITAL DISCLOSURE

10.SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares without par value (the “Shares”).

Share consolidation

On May 23, 2024, the Company completed a share consolidation (reverse stock split) on the basis of one new share for every three old shares. As a result of the share consolidation, the number of issued and outstanding ordinary shares was reduced from 54,866,625 to 18,288,861 shares. The share consolidation did not change the proportionate ownership interest of any shareholder or the total equity attributable to the Company’s shareholders. All references to share and per share amounts in the financial statements and accompanying notes have been retrospectively adjusted to reflect the share consolidation as if it had occurred at the beginning of the earliest period presented.

Common shares issued during the year ended January 31, 2025

On June 19, 2024, the Company closed the first tranche of a private placement financing (the “Offering”), issuing 1,200,000 Shares for gross proceeds of $60,000.

In addition, the Company issued a total of 12,581,865 Shares on conversion of $629,093 that the Company owed to its related parties. Of this amount, $450,000 owed under the notes payable to related parties were reassigned to new directors and officers of the Company, who joined the management team on May 10, 2024, $50,000 was owed to Da Costa Management Corp, an entity owned by the Company’s CFO, for prior consulting services, and $129,093 was owed to Fladgate Exploration Consulting Corporation, an entity partly owned by Mr. Thompson, the Company’s director and VP of Exploration, and Ms. Jeffs, the Company’s director and CEO, under an 8% note payable due on demand. Fladgate forgave $77,362 in interest accumulated on the principal due under the note, which was recorded as a contribution in equity reserves (Note 12).

On July 18, 2024, the Company closed the second and final tranche of the Offering, issuing 550,000 Shares for gross proceeds of $27,500.

On July 18, 2024, the Company issued 150,000 Shares on conversion of $7,500 that the Company owed to one of its vendors.

On November 13, 2024, the Company issued 1,100,000 Shares pursuant to the definitive agreement (the “Agreement”) with a vendor to acquire a 100% interest in three separate packages of mineral claims and mineral claim applications in Ville Marie, Quebec (the “Point Piche Project”). The shares were valued at $88,000 (Note 6).

On November 22, 2024, the Company closed the first tranche of a non-brokered private placement (the “November Offering”), issuing 3,000,000 flow-through units (the “FT Units”) for gross proceeds of $300,000, with $45,000 allocated to warrant reserve, based on the residual value, and $60,000 recorded as flow-through share liability. Each FT Unit consisted of one flow-through Share (an “FT Share”) and one-half of one non-transferable Share purchase warrant (each whole Share purchase warrant, a “Warrant”). In addition, the Company issued an aggregate of 915,000 non-flow-through units (the “NFT Units”) for gross proceeds of $73,200, of which $13,725 was allocated to warrant reserve based on the residual value. Each NFT Unit consisted of one Share and one-half of one non-transferable Share purchase warrant (each whole share purchase warrant, a “Warrant”). Each whole Warrant is exercisable to acquire one Share at an exercise price of $0.12 per Share until May 22, 2026.

In connection with the November Offering, the Company incurred $54,166 in share issuance costs, of which $30,000 was associated with a cash finder’s fee, $5,350 was associated with regulatory fees, and $18,816 was attributed to 300,000 finder’s warrants. Each finder’s warrant is exercisable to acquire one Share at an exercise price of $ 0.12 per Share until May 22, 2026. The Company used Black-Scholes Option Pricing Model to determine the value of the finder’s warrants. The following assumptions were used:

Expected life of the finder’s warrants	1.5 years
Risk-free interest rate	3.37%
Expected dividend yield	Nil
Expected share price volatility	362%
Fair value at the date of transaction	$0.065

On December 12, 2024, the Company issued 2,250,000 Shares pursuant to a mineral claims acquisition agreement dated December 2, 2024, to acquire a 100% interest in 149 mineral claims located in the Larder Lake Mining District of Ontario (the “Larder Lake Project”). The shares were valued at $157,500 (Note 6).

Common shares issued during the year ended January 31, 2024

During the year ended January 31, 2024, the Company did not have any transactions that resulted in the issuance of Shares.

Common shares issued during the year ended January 31, 2023

On May 16, 2022, the Company issued 1,102,888 units at a price of $0.45 per unit (each a “Unit”) for gross proceeds of $496,300 (the “2023 Offering”), of which $35,000 was associated with debt the Company converted to Units. Each Unit consisted of one common share and one common share purchase warrant (the “Warrant”). Each Warrant entitles the holder thereof to purchase one additional common share of the Company at an exercise price of $0.90 per common share, if exercised on or before May 16, 2023, and at a price of $1.80, if exercised between May 16, 2023, and on or before May 16, 2024. The Warrants were assigned $0.015 per warrant share value based on the residual method, as the fair market value of the Shares was below the offering price.

In connection with the 2023 Offering, the Company incurred $3,987 in regulatory fees, paid cash commissions aggregating $30,314, and issued 67,363 finders’ warrants valued at $25,076. The finders’ warrants are subject to the same terms and conditions as the Warrants purchased by other subscribers in the 2023 Offering. The Company used Black-Scholes Option Pricing Model to determine the value of the finders’ warrants. The following assumptions were used:

Expected life of the finder’s warrants	2 years
Risk-free interest rate	2.64%
Expected dividend yield	Nil
Expected share price volatility	242%
Fair value at the date of transaction	$0.435

Warrants

The changes in the number of warrants outstanding during the years ended January 31, 2025 and 2024, are as follows:

	Year ended January 31, 2025		Year ended January 31, 2024
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	2,453,473	$1.17	4,732,996	$1.14
Warrants issued	2,257,500	$0.12	-	-
Warrants expired	(2,453,473)	$1.17	(2,279,523)	$1.77
Warrants outstanding, ending	2,257,500	$0.12	2,453,473	$1.17

All warrants outstanding as at January 31, 2025, had an expiry date of May 22, 2026, were exercisable at $0.12 per Share, and had a life of 1.3 years.

Options

The Company adopted an incentive stock option plan (the “Option Plan”) which provides that the Board of Directors of the Company may, from time to time, at their discretion and in accordance with the CSE requirements, grant stock options to directors, officers and technical consultants for up to 10% of the issued and outstanding common shares of the Company.  Such options are exercisable for a period of up to ten years from the date of grant.  Exercise price and vesting terms are determined at the time of grant by the Board of Directors.

On October 2, 2024, the Company’s board of directors granted 1,200,000 incentive stock options to its directors, officers, and consultants. The stock options are exercisable at $0.12 per Share for a period of two years, expiring on October 2, 2026. The options vested immediately upon grant, and the Company recognized $46,376 as share-based compensation associated with these options. The fair value of these stock options was estimated using the Black-Scholes Option Pricing model using the following assumptions:

October 2, 2024
Expected life	2 years
Risk-free interest rate	2.98%
Expected dividend yield	Nil
Expected share price volatility	328%
Fair Value at the date of grant	$0.04

On November 24, 2021, the Company’s board of directors granted 583,333 incentive stock options to its directors, officers, and consultants. The stock options are exercisable at a price of $0.75 per share for a period of five years, expiring on November 24, 2026.

The option to acquire up to 16,666 shares issued to a consultant for investor relation services vested over a period of 12 months at a rate of 4,167 options per quarter beginning on February 24, 2022. During the year ended January 31, 2023, the Company recognized $2,393 as share-based compensation associated with these options, which was included as part of consulting fees in the consolidated statement of comprehensive loss.

The fair value of these stock options was estimated using the Black-Scholes Option Pricing Model using the following assumptions:

January 31, 2023
Expected life	4-5 years
Risk-free interest rate	1.52% – 3.27%
Expected dividend yield	Nil
Expected stock price volatility	195% - 243%
Fair value at the date of grant	$0.21 - $0.654

The changes in the number of options outstanding during the years ended January 31, 2025 and 2024, are as follows:

	Year ended January 31, 2025		Year ended January 31, 2024
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	556,667	$0.75	573,333		$0.75
Options granted	1,200,000	$0.12	-	$	n/a
Options expired	(116,667)	$0.75	(16,666)		$0.75
Options outstanding, ending	1,640,000	$0.29	556,667		$0.75

Details of options outstanding as at January 31, 2025, are as follows:

Number of options exercisable	Grant date	Exercise price and expiry date
440,000	November 24, 2021	$0.75 expiring on November 24, 2026
1,200,000	October 2, 2024	$0.12 expiring on October 2, 2026
1,640,000